Other assets and prepaid expenses (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other assets and prepaid expenses
Other assets and prepaid expenses	€ 4,145	€ 5,500
Reservation of manufacturing capacity
Other assets and prepaid expenses
Prepayments	500	900
Clinical trial management services
Other assets and prepaid expenses
Prepayments	2,100	3,400
Directors And Officers' liability insurance premiums.
Other assets and prepaid expenses
Prepayments	€ 600	€ 0